Long Term Debt - Project Level Secured Term Loans - Indian Rupee Loans - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨) Installment MW	Mar. 31, 2019 USD ($) Installment	Mar. 31, 2018 INR (₨) Installment MW	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($) MW
Debt Instrument [Line Items]
Borrowings	₨ 68,947,398		₨ 53,108,823		$ 996,926
Net carrying value	69,783,338				1,009,012
Proceeds from term and other loans	15,558,167	$ 224,959	10,683,246	₨ 20,993,944
Long-term Debt [Member]
Debt Instrument [Line Items]
Unused commitments	10,158,901				146,890
Secured Indian Rupee Term Loan - 1 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 89,568				$ 1,295
Capacity of solar power project	2.5				2.5
Interest rate	12.15%	12.15%
Number of repayment installments | Installment	29	29
Repayment of loan, commenced date	Jan. 15, 2014	Jan. 15, 2014
Net carrying value of underlying collateral	₨ 128,576				$ 1,859
Secured Indian Rupee Term Loan - 2 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 1,339,576				$ 19,369
Capacity of solar power project	30				30
Number of repayment installments | Installment	58	58
Repayment of loan, commenced date	Dec. 31, 2015	Dec. 31, 2015
Net carrying value of underlying collateral	₨ 1,585,635				$ 22,927
Interest rate, percentage points added to the base rate	1.50%	1.50%
Secured Indian Rupee Term Loan - 3 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 1,408,228				$ 20,362
Capacity of solar power project	28				28
Number of repayment installments | Installment	72	72
Repayment of loan, commenced date	Oct. 01, 2016	Oct. 01, 2016
Net carrying value of underlying collateral	₨ 1,356,688				$ 19,617
Number of years for interest rate fixed	5 years	5 years
Secured Indian Rupee Term Loan - 3 [Member] | L&T PLR [Member] | Larsen & Toubro [Member]
Debt Instrument [Line Items]
Interest rate	4.90%	4.90%
Secured Indian Rupee Term Loan - 3 [Member] | L&T PLR [Member] | Union Bank of India [Member]
Debt Instrument [Line Items]
Interest rate	4.50%	4.50%
Secured Indian Rupee Term Loan - 4 [Member]
Debt Instrument [Line Items]
Borrowings | ₨			₨ 413,300
Capacity of solar power project			14
Number of repayment installments | Installment			55
Repayment of loan, commenced date			Jun. 30, 2018
Net carrying value of underlying collateral	₨ 495,899				7,170
Net carrying value	388,596				5,619
Secured Indian Rupee Term Loan - 4 [Member] | Marginal Cost of Funds Based Lending Rate [Member]
Debt Instrument [Line Items]
Interest rate			1.45%
Secured Indian Rupee Term Loan - 5 [Member]
Debt Instrument [Line Items]
Borrowings | ₨			₨ 1,614,100
Capacity of solar power project			40
Number of repayment installments | Installment			60
Repayment of loan, commenced date			Sep. 30, 2018
Net carrying value of underlying collateral	1,799,823				26,024
Net carrying value	1,470,583				21,263
Secured Indian Rupee Term Loan - 6 [Member]
Debt Instrument [Line Items]
Borrowings | ₨			₨ 375,000
Capacity of solar power project			7
Number of repayment installments | Installment			63
Repayment of loan, commenced date			Dec. 31, 2017
Net carrying value of underlying collateral	388,738				5,621
Net carrying value	339,085				4,903
Secured Indian Rupee Term Loan - 6 [Member] | PFS Reference Rate [Member] | PTC India Financial Services [Member]
Debt Instrument [Line Items]
Interest rate			3.50%
Secured Indian Rupee Term Loan - 7 [Member]
Debt Instrument [Line Items]
Borrowings | ₨			₨ 2,300,000
Capacity of solar power project			50
Number of repayment installments | Installment			63
Repayment of loan, commenced date			Sep. 30, 2018
Net carrying value of underlying collateral	2,518,454				36,415
Net carrying value	2,161,133				31,248
Secured Indian Rupee Term Loan - 7 [Member] | PFS Reference Rate [Member] | PTC India Financial Services [Member]
Debt Instrument [Line Items]
Interest rate			3.50%
Secured Indian Rupee Term Loan - 8 [Member]
Debt Instrument [Line Items]
Borrowings | ₨			₨ 2,287,200
Capacity of solar power project			50
Number of repayment installments | Installment			63
Repayment of loan, commenced date			Sep. 30, 2018
Net carrying value of underlying collateral	2,518,454				36,415
Net carrying value	2,091,743				30,245
Secured Indian Rupee Term Loan - 8 [Member] | Tata Cleantech Capital Limited [Member]
Debt Instrument [Line Items]
Borrowings | ₨	₨ 1,500,000
Secured Indian Rupee Term Loan - 8 [Member] | L&T PLR [Member] | Tata Cleantech Capital Limited [Member]
Debt Instrument [Line Items]
Interest rate, percentage points added to the base rate	4.90%	4.90%
Secured Indian Rupee Term Loan - 8 [Member] | PFS Reference Rate [Member] | PTC India Financial Services [Member]
Debt Instrument [Line Items]
Interest rate			3.25%
Secured Indian Rupee Term Loan - 9 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 461,905				$ 6,679
Capacity of solar power project	10				10
Number of repayment installments | Installment	60	60
Repayment of loan, commenced date	Jun. 30, 2017	Jun. 30, 2017
Net carrying value of underlying collateral	₨ 554,982				$ 8,025
Secured Indian Rupee Term Loan - 9 [Member] | PFS Reference Rate [Member]
Debt Instrument [Line Items]
Number of years for rate revision	10 years	10 years
Secured Indian Rupee Term Loan - 10 [Member]
Debt Instrument [Line Items]
Borrowings | ₨			₨ 3,800,000
Capacity of solar power project			100
Number of repayment installments | Installment			73
Repayment of loan, commenced date			Jun. 30, 2018
Net carrying value of underlying collateral	₨ 5,117,991				74,002
Net carrying value	5,508,657				$ 79,651
Secured Indian Rupee Term Loan - 11 [Member]
Debt Instrument [Line Items]
Borrowings | ₨	₨ 1,070,000
Capacity of solar power project	200				200
Number of repayment installments | Installment	74	74
Repayment of loan, commenced date	Mar. 31, 2020	Mar. 31, 2020
Net carrying value of underlying collateral	₨ 6,662,878				$ 96,340
Net carrying value	₨ 1,047,846				$ 15,151
Secured Indian Rupee Term Loan - 11 [Member] | Marginal Cost of Funds Based Lending Rate [Member]
Debt Instrument [Line Items]
Interest rate	0.55%	0.55%
Secured Indian Rupee Term Loan - 12 [Member]
Debt Instrument [Line Items]
Borrowings | ₨	₨ 3,530,000
Capacity of solar power project	100				100
Net carrying value	₨ 3,488,742				$ 50,445
Debt instrument, term	2 years	2 years
Secured Indian Rupee Term Loan - 12 [Member] | L&T PLR [Member] | Larsen & Toubro [Member]
Debt Instrument [Line Items]
Interest rate	4.65%	4.65%
Secured Indian Rupee Term Loan - 13 [Member]
Debt Instrument [Line Items]
Interest rate	10.74%	10.74%
Repayment of loan, commenced date	Apr. 30, 2019	Apr. 30, 2019
Net carrying value	₨ 120,939				$ 1,749
Proceeds from term and other loans	₨ 124,120	$ 1,795